INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule of Equity Method Investments [Line Items]
Sales	$ 26,592,000	$ 30,200	$ 82,057	$ 89,000
Purchases	$ 40,709,000	$ 42,400	$ 119,762	$ 130,300